UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: September 30, 2006 Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             October 20, 2006

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     91
Form 13F Information Table Value Total:     465733
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      268  3600.00 SH       SOLE                  3600.00
Abbott Laboratories            COM              002824100     3411 70248.00 SH       SOLE                 70248.00
Alliance Data Sys Corp         COM              018581108     8408 152350.00SH       SOLE                152350.00
Ametek Inc                     COM              031100100    11353 260679.00SH       SOLE                260679.00
Amgen Inc                      COM              031162100      237  3307.00 SH       SOLE                  3307.00
Amphenol Corp Cl A             COM              032095101     6789 109625.00SH       SOLE                109625.00
AptarGroup Inc                 COM              038336103    14489 284759.00SH       SOLE                284759.00
BP PLC - Sponsored ADR         COM              055622104      448  6824.00 SH       SOLE                  6824.00
Baldor Electric                COM              057741100     5835 189251.00SH       SOLE                189251.00
Bank of America Corp           COM              060505104      642 11990.00 SH       SOLE                 11990.00
Beckman Coulter Inc            COM              075811109     8536 148300.00SH       SOLE                148300.00
Becton Dickinson & Co          COM              075887109     1030 14575.00 SH       SOLE                 14575.00
Bed Bath & Beyond Inc          COM              075896100     8376 218927.00SH       SOLE                218927.00
Biomet, Inc                    COM              090613100     8700 270279.00SH       SOLE                270279.00
C R Bard                       COM              067383109    15622 208300.00SH       SOLE                208300.00
C.H. Robinson Wrldwd           COM              12541w209     8758 196450.00SH       SOLE                196450.00
CDW Corporation                COM              12512N105     5934 96200.00 SH       SOLE                 96200.00
Charles River Labs             COM              159864107     3201 73750.00 SH       SOLE                 73750.00
Chevron Texaco Corp            COM              166764100     1645 25358.00 SH       SOLE                 25358.00
Cintas Corp                    COM              172908105     8373 205075.00SH       SOLE                205075.00
Cisco Systems Inc              COM              17275R102      274 11912.00 SH       SOLE                 11912.00
Citigroup Inc                  COM              172967101      453  9125.00 SH       SOLE                  9125.00
Comcast Corp Cl A SPL          COM              20030N200      258  7000.00 SH       SOLE                  7000.00
Compass Bancshares Inc         COM              20449H109    11309 198475.00SH       SOLE                198475.00
Costco Wholesale Corp          COM              22160K105     1519 30572.00 SH       SOLE                 30572.00
D&B Corp                       COM              26483E100     6798 90650.00 SH       SOLE                 90650.00
Danaher Corp                   COM              235851102    21431 312090.00SH       SOLE                312090.00
Dentsply International Inc     COM              249030107     6846 227350.00SH       SOLE                227350.00
Donaldson Co                   COM              257651109    20320 550676.00SH       SOLE                550676.00
E.W. Scripps Co Cl A           COM              811054204     3626 75650.00 SH       SOLE                 75650.00
Edwards Lifesciences           COM              28176E108     6013 129055.00SH       SOLE                129055.00
Equifax Inc                    COM              294429105    10062 274100.00SH       SOLE                274100.00
Exxon Mobil Corp               COM              30231G102     3073 45792.00 SH       SOLE                 45792.00
Fastenal Co.                   COM              311900104     2574 66700.00 SH       SOLE                 66700.00
Fidelity National Information  COM              31620M106     9489 256450.75SH       SOLE                256450.75
Fifth Third Bancorp            COM              316773100     1165 30585.00 SH       SOLE                 30585.00
First Data Corp                COM              319963104     9615 420432.00SH       SOLE                420432.00
Fiserv, Inc                    COM              337738108    15980 339340.00SH       SOLE                339340.00
Fisher Scientific Intl Inc     COM              338032204     5457 69750.00 SH       SOLE                 69750.00
General Electric Co            COM              369604103     5045 142932.00SH       SOLE                142932.00
Genlyte Group Inc              COM              372302109     2342 32900.00 SH       SOLE                 32900.00
Global Payments Inc.           COM              37940X102     3591 81600.00 SH       SOLE                 81600.00
Henry Schein Inc               COM              806407102     8936 178225.00SH       SOLE                178225.00
Hewlett-Packard Co             COM              428236103      222  6043.00 SH       SOLE                  6043.00
Honeywell Intn'l Inc           COM              438516106      524 12804.00 SH       SOLE                 12804.00
Hospira Inc                    COM              441060100     9011 235466.00SH       SOLE                235466.00
ITT Corporation                COM              450911102    10477 204350.79SH       SOLE                204350.79
Idex Corp                      COM              45167R104    15935 370153.00SH       SOLE                370153.00
Int'l Business Machines        COM              459200101     1139 13896.00 SH       SOLE                 13896.00
Intel Corp                     COM              458140100      347 16865.85 SH       SOLE                 16865.85
Interline Brands Inc           COM              458743101     2056 83300.00 SH       SOLE                 83300.00
International Displayworks Inc COM              459412102      209 32750.00 SH       SOLE                 32750.00
J P Morgan Chase & Co          COM              46625H100      337  7169.00 SH       SOLE                  7169.00
Johnson & Johnson              COM              478160104     1337 20592.00 SH       SOLE                 20592.00
Landstar System Inc            COM              515098101     3274 76670.00 SH       SOLE                 76670.00
M & T Bank Corp                COM              55261F104     7731 64450.00 SH       SOLE                 64450.00
MSC Industrial Direct Co Cl A  COM              553530106     8638 212025.00SH       SOLE                212025.00
Marshall & Ilsley Corp         COM              571834100     9339 193841.00SH       SOLE                193841.00
Mercantile Bankshares Corp     COM              587405101     4735 130550.00SH       SOLE                130550.00
Micron Technology              COM              595112103      501 28768.00 SH       SOLE                 28768.00
Microsoft Corp                 COM              594918104      352 12867.00 SH       SOLE                 12867.00
National City Corp             COM              635405103     2417 66050.00 SH       SOLE                 66050.00
New York Community Bancorp     COM              649445103      227 13833.00 SH       SOLE                 13833.00
Nordstrom Inc.                 COM              655664100      211  5000.00 SH       SOLE                  5000.00
North Fork Bancorp             COM              659424105     2571 89787.00 SH       SOLE                 89787.00
Pactiv Corp                    COM              695257105     5139 180810.00SH       SOLE                180810.00
Patterson Companies Inc        COM              703395103      207  6150.00 SH       SOLE                  6150.00
Pentair Inc                    COM              709631105     4668 178250.00SH       SOLE                178250.00
Pepsico Inc                    COM              713448108      215  3300.00 SH       SOLE                  3300.00
Pfizer Inc                     COM              717081103      538 18976.00 SH       SOLE                 18976.00
Quest Diagnostics Inc          COM              74834L100    13463 220122.00SH       SOLE                220122.00
Robert Half Int'l Inc          COM              770323103     2736 80550.00 SH       SOLE                 80550.00
Rockwell Collins Inc           COM              774341101     6264 114225.00SH       SOLE                114225.00
Royal Dutch Shell PLC-ADR A    COM              780259206      399  6040.00 SH       SOLE                  6040.00
Sealed Air Corp                COM              81211K100     7370 136176.00SH       SOLE                136176.00
Teleflex Inc                   COM              879369106     6226 111900.00SH       SOLE                111900.00
Texas Instruments              COM              882508104      356 10700.00 SH       SOLE                 10700.00
U.S. Bancorp                   COM              902973304     5626 169352.86SH       SOLE                169352.86
UCBH Holdings Inc.             COM              90262T308     5083 291150.00SH       SOLE                291150.00
United Technologies Corp       COM              913017109     2228 35165.00 SH       SOLE                 35165.00
Varian Medical Systems         COM              92220P105     3972 74400.00 SH       SOLE                 74400.00
Washington Mutual Inc          COM              939322103      290  6660.00 SH       SOLE                  6660.00
Waters Corp                    COM              941848103     5574 123097.00SH       SOLE                123097.00
Wells Fargo & Co.              COM              949746101     3395 93838.00 SH       SOLE                 93838.00
Westamerica Bancorp            COM              957090103     6554 129750.00SH       SOLE                129750.00
Western Union Co               COM              959802109     8043 420432.00SH       SOLE                420432.00
Zions Bancorporation           COM              989701107    15977 200182.00SH       SOLE                200182.00
Franklin Templeton, Oregon Tax COM              354723785      267 22497.8600SH      SOLE               22497.8600
Lord Abbett Affiliated Fund Cl COM              544001100      547 35182.3590SH      SOLE               35182.3590
Prudent Bear Fund              COM              744294109       70 11902.5440SH      SOLE               11902.5440
Vanguard 500 Index Fund        COM              922908108      708 5757.9790SH       SOLE                5757.9790